Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenue streams	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Revenues
Total revenues	¥ 434,311,150	$ 64,712,452	¥ 516,245,166
Holographic AR advertising [Member]
Revenues
Total revenues	276,011,189	41,125,725	235,069,726
Holographic AR entertainment [Member]
Revenues
Total revenues	1,451,556	216,282	7,154,361
Sales of semiconductor products [Member]
Revenues
Total revenues	156,848,405	23,379,445	257,194,399
Software Development [Member]
Revenues
Total revenues			¥ 16,826,680